Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Income (Loss) - Parent [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OTHER INCOME
Interest income	$ 21,452
Income from long term debt investment	171,616
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	91,692	220,793
NET INCOME (LOSS)	284,760	220,793
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
COMPREHENSIVE INCOME (LOSS)	$ 284,760	$ 220,793